Finance Cost - Net - Summary of Net Finance (Cost) Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Income Expense [Abstract]
Interest income from cash equivalents	$ 393,529	$ 354,439	$ 182,426
Interest on recovered taxes	1,472	8,791	16,199
Gain on derivative financial instruments	115,938	34,361	68,261
Interests in favor of hedge	44,292
Other	21,463	23,144	12,684
Total interest income	576,694	420,735	279,570
Interest cost from bank loans	(151,971)	(124,438)	(107,680)
Loss in market value	(86,295)
Other financing costs	(29,891)	(18,394)	(24,622)
Interest cost for debt securities	(744,254)	(476,375)	(249,406)
Total interest expense	(1,012,411)	(619,207)	(381,708)
Foreign exchange gain	1,422,685	1,025,183	759,965
Foreign exchange loss	(1,223,001)	(926,100)	(1,260,859)
Foreign exchange gains (loss) - Net	199,684	99,083	(500,894)
Finance cost - Net	$ (236,033)	$ (99,389)	$ (603,032)